Prepaid Expenses (Tables)	12 Months Ended
Aug. 31, 2021
Prepaid Expenses
Schedule of Prepaid Expenses
	August 31	August 31
	2021	2020
	$	$
Advertising and conferences	168,760	21,878
Consulting	18,750	-
Legal fees	31,380	47,498
Licence, filing fees, dues	19,500	8,541
Office and insurance	80,863	78,792
Research and development	-	25,386
	319,253	182,095